Debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt [Abstract]
Schedule of Debt

The following table summarizes Greenfire’s debt:

As at	September 30, 2026	December 31, 2025
Senior credit facility	$570,000	$-
Infrastructure loan	45,628	-
Unamortized debt issuance costs	(11,764)	-
Debt	$603,864	$-
Current portion	$1,625	$-
Non-current portion	$602,239	$-